CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communications - 5.0%
AT&T, Inc.	24,000	$ 441,840
Comcast Corporation - Class A	7,500	262,275
Paramount Global - Class B	19,500	329,160
Verizon Communications, Inc.	12,000	472,800
		1,506,075
Consumer Discretionary - 6.8%
Advance Auto Parts, Inc.	1,950	286,709
Genuine Parts Company (a)	2,700	468,477
Hanesbrands, Inc.	20,000	127,200
Home Depot, Inc. (The)	1,000	315,860
Kohl's Corporation	11,500	290,375
Tapestry, Inc.	15,000	571,200
		2,059,821
Consumer Staples - 8.7%
J.M. Smucker Company (The) (a)	2,700	427,842
Kellogg Company (a)	7,000	498,680
Kimberly-Clark Corporation (a)	3,500	475,125
Mondelez International, Inc. - Class A	5,500	366,575
Philip Morris International, Inc. (a)	5,300	536,413
Target Corporation	2,000	298,080
		2,602,715
Energy - 9.4%
Chevron Corporation	4,800	861,552
ConocoPhillips (a)	5,200	613,600
Exxon Mobil Corporation (a)	7,000	772,100
Shell plc - ADR	10,250	583,738
		2,830,990
Financials - 17.0%
Bank of New York Mellon Corporation (The)	6,000	273,120
JPMorgan Chase & Company	5,500	737,549
KeyCorp	30,200	526,084
Lincoln National Corporation	8,500	261,120
M&T Bank Corporation (a)	2,950	427,927
MetLife, Inc.	9,000	651,330
Prudential Financial, Inc.	6,000	596,760
Truist Financial Corporation	11,000	473,330
U.S. Bancorp	14,200	619,262
Wells Fargo & Company	13,500	557,415
		5,123,897
Health Care - 15.0%
Bristol-Myers Squibb Company (a)	7,800	561,210

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
CVS Health Corporation (a)	9,000	$ 838,710
Johnson & Johnson	4,100	724,265
Medtronic plc	7,500	582,900
Merck & Company, Inc. (a)	9,400	1,042,929
Organon & Company	10,500	293,265
Pfizer, Inc.	9,000	461,160
		4,504,439
Industrials - 7.8%
Emerson Electric Company (a)	7,500	720,450
Lockheed Martin Corporation	800	389,192
Raytheon Technologies Corporation (a)	9,200	928,464
Stanley Black & Decker, Inc.	4,000	300,480
		2,338,586
Materials - 3.3%
Dow, Inc.	10,850	546,732
Nucor Corporation (a)	3,500	461,335
		1,008,067
Real Estate - 3.3%
Simon Property Group, Inc.	5,750	675,510
Ventas, Inc.	6,900	310,845
		986,355
Technology - 13.8%
Broadcom, Inc.	1,800	1,006,434
Cisco Systems, Inc.	14,500	690,780
Fidelity National Information Services, Inc.	7,000	474,950
HP, Inc.	20,500	550,835
Intel Corporation	9,500	251,085
International Business Machines Corporation	6,250	880,563
Skyworks Solutions, Inc.	3,200	291,616
		4,146,263
Utilities - 5.4%
Atmos Energy Corporation (a)	4,500	504,315
Duke Energy Corporation	2,300	236,877
National Fuel Gas Company	6,000	379,800
PPL Corporation	16,800	490,896
		1,611,888

Total Common Stocks (Cost $22,509,767)		$ 28,719,096

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.07% (b) (Cost $1,508,257)	1,508,257	$ 1,508,257

Total Investments at Value - 100.5% (Cost $24,018,024)		$ 30,227,353

Liabilities in Excess of Other Assets - (0.5%)		(144,383)

Net Assets - 100.0%		$ 30,082,970

ADR	- American Depositary Receipt.
(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.

CANTOR FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2022 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Atmos Energy Corporation	22	$ 246,554	$ 120 .00	04/24/23	$ 10,560
Bristol-Myers Squibb Company	41	294,995	80 .00	03/20/23	1,640
ConocoPhillips	15	177,000	125 .00	02/18/23	5,745
CVS Health Corporation	30	279,570	105 .00	01/23/23	180
Emerson Electric Company	24	230,544	105 .00	06/19/23	7,704
Exxon Mobil Corporation	33	363,990	125 .00	04/24/23	8,481
Genuine Parts Company	27	468,477	165 .00	02/20/23	34,830
J.M. Smucker Company (The)	27	427,842	155 .00	01/23/23	13,608
Kellogg Company	30	213,720	77 .50	01/23/23	300
Kimberly - Clark Corporation	35	475,125	150 .00	06/19/23	10,500
M&T Bank Corporation	29	420,674	210 .00	04/24/23	1,160
Merck & Company, Inc.	50	554,750	105 .00	04/24/23	46,250
Merck & Company, Inc.	44	488,180	115 .00	04/24/23	16,720
Nucor Corporation	35	461,335	145 .00	01/23/23	2,765
Philip Morris International, Inc.	15	151,815	105 .00	01/23/23	750
Raytheon Technologies Corporation	42	423,864	105 .00	05/22/23	18,480
Total Covered Written Call Options (Premiums received $215,849)		$ 5,678,435			$ 179,673

The average monthly notional value of written option contracts during the nine months ended December 31, 2022 was $5,834,792.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 76.6%	Shares	Value
Communications - 1.8%
Comcast Corporation - Class A	10,000	$ 349,700
Paramount Global - Class B	13,000	219,440
		569,140
Consumer Discretionary - 5.9%
Advance Auto Parts, Inc.	1,700	249,951
Ford Motor Company	23,000	267,490
Home Depot, Inc. (The)	1,000	315,860
Kohl's Corporation	5,000	126,250
Tapestry, Inc.	17,000	647,360
TJX Companies, Inc. (The)	3,500	278,600
		1,885,511
Consumer Staples - 7.0%
Archer-Daniels-Midland Company (a)	4,500	417,825
Dollar Tree, Inc. (b)	2,700	381,888
Kellogg Company	7,000	498,680
Philip Morris International, Inc.	3,000	303,630
Target Corporation	1,500	223,560
Walmart, Inc.	2,800	397,012
		2,222,595
Energy - 7.7%
Chevron Corporation	3,600	646,164
ConocoPhillips	5,000	590,000
Devon Energy Corporation	9,000	553,590
Shell plc - ADR	12,000	683,400
		2,473,154
Financials - 15.5%
Bank of America Corporation	27,000	894,240
Bank of New York Mellon Corporation (The)	6,000	273,120
Capital One Financial Corporation	4,700	436,912
JPMorgan Chase & Company	8,100	1,086,210
KeyCorp	16,320	284,294
Lincoln National Corporation	8,000	245,760
MetLife, Inc.	9,000	651,330
Travelers Companies, Inc. (The)	3,300	618,717
Wells Fargo & Company	11,000	454,190
		4,944,773
Health Care - 11.1%
Bristol-Myers Squibb Company	6,300	453,285
CVS Health Corporation	6,000	559,140
Johnson & Johnson	3,200	565,280
Medtronic plc	3,200	248,704

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.6% (Continued)	Shares	Value
Health Care - 11.1% (Continued)
Merck & Company, Inc. (a)	6,300	$ 698,985
Organon & Company	13,800	385,434
Pfizer, Inc.	12,000	614,880
		3,525,708
Industrials - 7.2%
BWX Technologies, Inc.	5,000	290,400
Eaton Corporation plc	4,000	627,800
FedEx Corporation	2,200	381,040
Quanta Services, Inc.	2,000	285,000
Raytheon Technologies Corporation	3,600	363,312
Trane Technologies plc	2,100	352,989
		2,300,541
Materials - 2.9%
Compass Minerals International, Inc.	5,000	205,000
Freeport-McMoRan, Inc.	5,000	190,000
Nucor Corporation	4,100	540,421
		935,421
Real Estate - 1.7%
Simon Property Group, Inc.	4,500	528,660

Technology - 13.6%
Apple, Inc.	6,000	779,580
Broadcom, Inc.	1,600	894,608
Cisco Systems, Inc.	11,000	524,040
HP, Inc.	21,000	564,270
Intel Corporation	10,500	277,515
International Business Machines Corporation	4,200	591,738
Microsoft Corporation	3,000	719,460
		4,351,211
Utilities - 2.2%
Atmos Energy Corporation (a)	4,000	448,280
PPL Corporation	9,000	262,980
		711,260

Total Common Stocks (Cost $13,078,494)		$ 24,447,974

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.0%	Par Value	Value
Consumer Staples - 1.5%
Kroger Company, 3.70%, due 08/01/2027	$ 500,000	$ 473,326

Financials - 3.0%
American Express Company, 3.40%, due 02/27/2023	500,000	499,635
PNC Financial Services Group, Inc. (The), 3.45%, due 04/23/2029	500,000	458,726
		958,361
Health Care - 1.5%
Elevance Health, Inc., 4.10%, due 03/01/2028	500,000	480,046

Industrials - 4.5%
Hubbell, Inc., 3.35%, due 03/01/2026	500,000	475,413
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	495,108
Republic Services, Inc., 3.38%, due 11/15/2027	500,000	466,619
		1,437,140
Utilities - 1.5%
American Water Capital Corporation, 3.75%, due 09/01/2028	500,000	473,720

Total Corporate Bonds (Cost $3,837,810)		$ 3,822,593

U.S. TREASURY OBLIGATIONS - 4.7%	Par Value	Value
U.S. Treasury Notes - 4.7%
4.25%, due 09/30/2024	$ 750,000	$ 746,485
3.50%, due 09/15/2025	750,000	735,615
Total U.S. Treasury Obligations (Cost $1,485,898)		$ 1,482,100

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.07% (c) (Cost $2,117,474)	2,117,474	$ 2,117,474

Total Investments at Value – 99.9% (Cost $20,519,676)	$ 31,870,141

Other Assets in Excess of Liabilities - 0.1%		29,351

Net Assets - 100.0%		$ 31,899,492

ADR	- American Depositary Receipt.
(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.

CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2022 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Archer-Daniels-Midland Company	8	$ 74,280	$ 105 .00	03/20/23	$ 760
Atmos Energy Corporation	20	224,140	120 .00	04/24/23	9,600
Merck & Company, Inc.	20	221,900	115 .00	04/24/23	7,600
Total Covered Written Call Options (Premiums received $18,907)		$ 520,320			$ 17,960

The average monthly notional value of written option contracts during the nine months ended December 31, 2022 was $937,122.